Loans and Borrowings	6 Months Ended
Jun. 30, 2023
Borrowing costs [abstract]
Loans and Borrowings	LOANS AND BORROWINGSBreakdown of convertible loan
On October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million. This debt was renegotiated in January 2021, and share conversions were executed during said period.
See Note 20.1 "Breakdown of convertible loan" in the Notes to the Consolidated Financial Statements in the Company's 2022 20-F filing for a detailed description of the OCEANEs repurchase and amendment of terms, the accounting impacts of the debt renegotiation, and conversions into shares executed in 2021 following this renegotiation.
Updated balances after renegotiation

After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2022 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 30/06/2023 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
Final reimbursement is scheduled for October 16, 2025.
The potential issuance of new shares upon conversion requests of the outstanding OCEANEs would represent 21.2% of the share capital of the Company at June 30, 2023 (representing a 17.5% dilution if all OCEANEs were converted).
Conversion Ratio
The conversion ration is 5.5 shares per OCEANE.
Conversion terms
There are no specific terms that need to be met for a holder of OCEANEs to convert their debt into GENFIT shares.
Conversions
There were no conversions for the six month period ended June 30, 2023.
Current and non current balances

Convertible loans - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Convertible loans	50,276	51,424
TOTAL	50,276	51,424

Convertible loans - Current	As of
(in € thousands)	2022/12/31	2023/06/30
Convertible loans	415	415
TOTAL	415	415

Convertible loans - Non current	As of
(in € thousands)	2022/12/31	2023/06/30
Convertible loans	49,861	51,009
TOTAL	49,861	51,009
Breakdown of other loans and borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2022/12/31	2023/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	15,196	14,732
Obligations under leases	6,559	6,030
Accrued interests	14	8
TOTAL	24,999	23,998

Other loans and borrowings - Current	As of
(in € thousands)	2022/12/31	2023/06/30
Refundable and conditional advances	—	—
Bank loans	3,619	6,321
Obligations under leases	1,032	1,005
Accrued interests	14	8
TOTAL	4,665	7,333

Other loans and borrowings - Non current	As of
(in € thousands)	2022/12/31	2023/06/30
Refundable and conditional advances	3,229	3,229
Bank loans	11,578	8,411
Obligations under leases	5,527	5,025
Accrued interests	—	—
TOTAL	20,334	16,665
18.2.1.Refundable and conditional advances

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2023/06/30
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2022/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	2008/12/23	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

18.2.2.Bank loans
See Note 20.2.2 "Bank loans" in the Notes to the Consolidated Financial Statements in the Company's 2022 20-F filing for a detailed description of the Group's bank loans and related accounting treatment.
Balances by loan
Bank loans consisted of the following as of December 31, 2022 and June 30, 2023:

Bank loans	Loan	Facility	Interest	Available As of 2023/06/30	Installments	Outstanding As of 2022/12/31	Outstanding As of 2023/06/30
(in € thousands)	date	size	rate
BNP 4	April 2017	800	0.87%	—	60 monthly	54	—
AUTRES	-	—	—%	—	—	17	15
CDN PGE	June 2021	900	1.36%	—	8 quarterly	900	900
CIC PGE	June 2021	2,200	0.75%	—	8 quarterly	2,200	2,200
BNP PGE	June 2021	4,900	0.45%	—	8 quarterly	4,900	4,900
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quarterly	3,000	3,000
BPI PGE	July 2021	2,000	2.25%	—	16 quarterly	1,900	1,700
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quarterly	2,250	2,036
TOTAL		20,465		—		15,221	14,751
Maturities of financial liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2023/06/30	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	57,356	415	—	56,940	—	—	—
Bank loans	14,732	6,321	6,343	863	868	336	—
Leases	6,030	1,005	1,017	1,029	1,040	1,053	886
Accrued interests	8	8	—	—	—	—	—
TOTAL - Other loans and borrowings	78,125	7,748	7,360	58,832	1,909	1,389	886
TOTAL	81,354	7,748	7,360	58,832	1,909	1,389	4,116
The values in the table above are nominal (contractual) values according to IFRS 7.39(a).